LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LOSS PER SHARE
Loss attributable to common shareholders	$ 89,989,659	$ 50,640,075
Weighted average number of common shares outstanding - basic	166,858,136	154,949,075
Weighted average number of common shares outstanding - diluted	166,858,136	154,949,075
Loss per share attributed to common shareholders - basic	$ (0.54)	$ (0.33)
Loss per share attributed to common shareholders - diluted	$ (0.54)	$ (0.33)